Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues
Operating revenue	$ 74,381	$ 72,541	$ 151,700	$ 148,916
Expenses
Brokerage commissions	1,389	1,508	2,914	3,009
Voyage expenses	13,516	9,326	28,515	16,419
Vessel operating expenses	25,001	23,712	48,906	46,117
Depreciation and amortization	18,304	15,275	35,938	29,851
General and administrative costs	3,578	3,103	6,330	6,060
Other corporate expenses	329	683	952	1,233
Total operating expenses	62,117	53,607	123,555	102,689
Operating income	12,264	18,934	28,145	46,227
Other income/(expense)
Interest expense	(9,372)	(7,702)	(18,298)	(15,485)
Write off of deferred financing costs	(627)		(1,281)
Write off of call premium and redemption charges on 9% unsecured bond			(3,517)
Interest income	119	91	232	169
Income before income taxes	2,384	11,323	5,281	30,911
Income taxes	(130)	(202)	(289)	(396)
Net income	$ 2,254	$ 11,121	$ 4,992	$ 30,515
Earnings per share:
Basic:	$ 0.04	$ 0.20	$ 0.09	$ 0.55
Diluted:	$ 0.04	$ 0.20	$ 0.09	$ 0.55
Weighted average number of shares outstanding:
Basic:	55,531,831	55,437,695	55,488,984	55,401,805
Diluted:	55,905,571	55,812,935	55,862,724	55,778,768